Marketable Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

Note 6. Marketable Securities

All of the Company’s marketable securities are classified as available-for-sale. The amortized cost, gross unrealized gains, gross unrealized losses, and fair value of the Company’s marketable securities, by major security type, were as follows (in thousands):

	As of September 30, 2024
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$7,438	$2	$—	$7,440
U.S. Treasuries	75,809	44	(8)	75,845
U.S. Government agency bonds	105,490	203	(18)	105,675
Corporate bonds	82,205	372	—	82,577
Total marketable securities	$270,942	$621	$(26)	$271,537

Marketable securities are recorded in the following Consolidated Balance Sheets captions:
Cash and cash equivalents				$7,353
Marketable securities				264,184
Total marketable securities				$271,537

	As of December 31, 2023
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$53,482	$23	$(12)	$53,493
U.S. Treasuries	4,896	1	—	4,897
U.S. Government agency bonds	28,366	39	(7)	28,398
Corporate bonds	66,726	289	(8)	67,007
Total marketable securities	$153,470	$352	$(27)	$153,795

Marketable securities are recorded in the following Consolidated Balance Sheets captions:
Cash and cash equivalents				$6,893
Marketable securities				146,902
Total marketable securities				$153,795

The following tables show the fair value and gross unrealized losses of the Company’s marketable securities, with unrealized losses that are not deemed to be other-than-temporary, aggregated by major security type and length of time that the individual securities have been in a continuous unrealized loss position (in thousands):

	Less Than 12 Months
As of September 30, 2024	Fair Value	Unrealized Losses
Commercial paper	$2,981	$—
U.S. Treasuries	19,778	(8)
U.S. Government agency bonds	24,278	(18)
Corporate bonds	2,495	—
Total	$49,532	$(26)

	Less Than 12 Months
As of December 31, 2023	Fair Value	Unrealized Losses
Commercial paper	$32,137	$(12)
U.S. Government agency bonds	15,861	(7)
Corporate bonds	8,367	(8)
Total	$56,365	$(27)

The Company did not have any individual securities in a continuous loss position for greater than 12 months, and there were no individual securities that were in a significant unrealized loss position as of September 30, 2024. For marketable securities in an unrealized loss position, the Company does not intend to sell them, it is not more likely than not that the Company will be required to sell them before recovery of their amortized cost bases, and the unrealized losses are not credit related. Accordingly, the Company has not recorded any impairment losses or a credit loss allowance.

The Company did not sell any marketable securities or record any realized gains or losses for the nine months ended September 30, 2024. At September 30, 2024 and December 31, 2023, the Company had $1.4 million and $1.0 million, respectively, of accrued interest receivable on its marketable securities.

The following table summarizes the contractual maturities of the Company’s marketable securities (in thousands):

	As of September 30, 2024		As of December 31, 2023
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due within one year	$233,615	$233,992	$95,188	$95,232
Due in one to two years	37,327	37,545	58,282	58,563
Total	$270,942	$271,537	$153,470	$153,795

Note 6. Marketable Securities

The amortized cost, gross unrealized gains, gross unrealized losses, and fair value of the Company’s marketable securities by major security type were as follows (in thousands):

As of December 31, 2023	Amortized cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$53,482	$23	$(12)	$53,493
U.S. Treasuries	4,896	1	—	4,897
U.S. Government agency bonds	28,366	39	(7)	28,398
Corporate bonds	66,726	289	(8)	67,007
Total marketable securities	$153,470	$352	$(27)	$153,795

Marketable securities are reported in the following Consolidated Balance Sheets captions:

Cash and cash equivalents	$6,893
Marketable securities	146,902
Total marketable securities	$153,795

The Company did not have any marketable securities as of December 31, 2022.

The following table shows the fair value and gross unrealized losses of the Company’s available-for-sale securities with unrealized losses that are not deemed to be other-than-temporary, aggregated by major security type and length of time that the individual securities have been in a continuous unrealized loss position (in thousands):

	Less Than 12 Months
As of December 31, 2023	Fair Value	Unrealized Losses
Commercial paper	$32,137	$(12)
U.S. Government agency bonds	15,861	(7)
Corporate bonds	8,367	(8)
Total	$56,365	$(27)

The Company did not have any individual securities in a continuous loss position for greater than 12 months, and there were no individual securities that were in a significant unrealized loss position as of December 31, 2023. For marketable securities in an unrealized loss position, the Company does not intend to sell them before recovery of their amortized cost bases, it is not more likely than not that the Company will be required to sell them before recovery of their amortized cost bases, and the unrealized losses are not credit related. Accordingly, the Company has not recorded any impairment losses or a credit loss allowance.

The Company did not sell any marketable securities or record any realized gains or losses for the year ended December 31, 2023. At December 31, 2023, the Company had $1.0 million of accrued interest receivable on its marketable securities.

The following table summarizes the contractual maturities of the Company’s marketable securities (in thousands):

As of December 31, 2023	Amortized cost	Fair Value
Due within one year	$95,188	$95,232
Due in one to two years	58,282	58,563
Total	$153,470	$153,795